Related Parties (Details) $ / shares in Units, R$ in Millions, $ in Millions		12 Months Ended
	Dec. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2025	Aug. 14, 2024 BRL (R$)
Related Parties [Line Items]
Investing agreement amount (in Dollars) | $	$ 6
Acquired ordinary shares (in Shares) | shares	1,500,000
Per share (in Dollars per share) | $ / shares	$ 4
Additional ordinary share (in Shares) | shares	300,000
Additional per share (in Dollars per share) | $ / shares	$ 25
Loan Agreement [Member]
Related Parties [Line Items]
Total value of loan, percentage		2.00%	5.00%
Principal amount (in Brazil Real) | R$			R$ 1.0
Interest rate			10.00%
Percentage of premium loan			20.00%
Percentage of options not yet exercisable		50.00%